Financial Costs and (Loss) gain on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Financial costs
Amortization of deferred loan issuance costs	$ 1,053	$ 1,215	$ 2,132	$ 2,439
Interest expense on loans	8,172	7,716	15,077	15,599
Interest expense on leases	397	4	808	9
Commitment fees		76	68	151
Other financial costs including bank commissions	156	104	474	333
Total financial costs	9,778	9,115	18,559	18,531
Total loss/(gain) on derivatives	(1,246)	403	(6,223)	(916)
Interest rate swaps held for trading
Financial costs
Unrealized gain on interest rate swaps held for trading (Note 12)	(2,459)	(1,962)	(9,282)	(5,569)
Realized loss on interest rate swaps held for trading	$ 1,213	$ 2,365	$ 3,059	$ 4,653